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                                THE KENT FUNDS
                                 (the "Trust")

          SUPPLEMENT DATED AUGUST 5, 1996 (AS REVISED OCTOBER 9, 1996)
                     TO THE PROSPECTUSES DATED MAY 1, 1996

     Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc. ("440 Distributors"), respectively. Also effective August 5, 1996, BISYS Fund Services, Inc. assumed the duties as Fund Accountant for the Trust from First Data. BISYS Fund Services, Inc. is also located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

     Effective October 7, 1996, BISYS Fund Services, Inc. assumed the duties as Transfer Agent for the Trust from First Data.

     The following information replaces the current information contained in the Trust's Prospectuses.

- Throughout the Prospectuses, the address of the Trust should read as follows:

                                 THE KENT FUNDS
                                P.O. BOX 182201
                           COLUMBUS, OHIO 43218-2201

-    THE TRUST'S TELEPHONE NUMBER WILL REMAIN THE SAME: 1-800-633-KENT(5368).

-    All references to 440 Distributors should be changed to BISYS.

-    All references to First Data as Administrator should be changed to BISYS.

- All references to First Data as Transfer Agent and Fund Accounting Agent should be changed to BISYS Fund Services, Inc.

Under the sections titled "How Can I Purchase Shares?" and "How Can I Redeem Shares?"

- The name and address for purchase, exchange and redemption requests should be changed to;

          The Kent Funds
          P.O. Box 182201
          Columbus, Ohio 43218-2201

- Purchases of Investment and Institutional Shares may be made by federal funds wire sent to Huntington Bank.

STOCK FUNDS PROSPECTUS ONLY:

     As of August 19, 1996, David C. Eder replaced Andrew H. Fabiano as the co-portfolio manager of the Small Company Growth Fund and the Growth and Income Fund.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                THIS SUPPLEMENT SUPERSEDES PREVIOUS SUPPLEMENTS

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                                 THE KENT FUNDS
                                 (the "Trust")

                        SUPPLEMENT DATED OCTOBER 9, 1996
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


        Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc. ("440 Distributors"), respectively. Also effective August 5, 1996, BISYS Fund Services, Inc. assumed the duties as Fund Accountant for the Trust from First Data. BISYS Fund Services, Inc. is also located at 3435
Stelzer Road,   Columbus, Ohio 43219-3035.

     Effective October 7, 1996, BISYS Fund Services, Inc. assumed the duties as Transfer Agent for the Trust from First Data.

     The following information replaces the current information contained in the Trust's Statement of Additional Information ("SAI").


-    On page 1 of the SAI, the second sentence should read as follows:

     "A copy of the prospectuses may be obtained by writing to The Kent Funds, P.O. Box 182201, Columbus, Ohio 43218-2201 or by calling
     1-800-633-KENT(5368)."

- All references to 440 Distributors should be changed to BISYS, except for references to historical payments made to 440 Distributors.

- All references to First Data as Administrator should be changed to BISYS, except for references to historical payments made to First Data.

- All references to Fist Data as Transfer Agent and Fund Accounting Agent should be changed to BISYS Fund Services, Inc.

-    THE TRUST'S TELEPHONE NUMBER WILL REMAIN THE SAME: 1-800-633-KENT(5368).

Under the section titled "Administrator":

-    The first paragraph should be replaced by the following:

     "BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 ("BISYS"), is the Administrator of the Trust under an Administration Agreement (the "Administration Agreement") dated August 5, 1996. BISYS provides management and administrative services and, in general, supervises the operation of each Fund (other than investment advisory operations). The initial term of the Administration Agreement ends on July 31, 1998. Thereafter, the agreement may be renewed for successive one-year periods."

-    The last sentence of the second paragraph should be deleted.

-    The third paragraph should be replaced by the following:

     "As compensation for the services and facilities provided to the Funds pursuant to the Administration Agreement, BISYS is entitled to receive an annual fee, payable monthly as one-twelfth of the annual fee, based upon the Trust's aggregate average daily net assets as follows: up to $5.0 billion - 18.5 basis points; between $5.0 and $7.5 billion - 16.5 basis points; and over $7.5 billion - 13.5 basis points. All expenses (other than those specifically referred to as being borne by BISYS in the Administration Agreement) incurred by BISYS in connection with the operation of the Trust are borne by the Funds. To the extent that BISYS incurs any such expenses or provides certain additional services to the Trust, the Funds promptly will reimburse BISYS therefore."

-    The following paragraph should be added after the third paragraph:

     "BISYS Fund Services, Inc. also serves as the Trust's Fund Accountant pursuant to a Fund Accounting Agreement. Under the Fund Accounting Agreement, BISYS Fund Services, Inc. prices each Fund's shares, calculates each Fund's net asset value, and maintains the general ledger accounting records for each Fund. For these services, BISYS Fund Services, Inc. is entitled to a fee computed daily at the annual rate of 1.5 basis points of the Trust's average daily net assets. The initial term of the Fund Accounting Agreement ends on July 31, 1998. Thereafter, the agreement may be renewed for successive one-year periods."

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Under the section titled "Distributor";

-    The first paragraph should be replaced with the following:

     "The Trust has entered into a Distribution Agreement dated August 5, 1996 with BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Unless otherwise terminated, the Distribution Agreement will continue in effect until August 5, 1997 and will continue from year to year thereafter, if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. Shares of the Funds are sold on a continuous basis by BISYS as agent for the Trust, and BISYS has agreed to use its best efforts to solicit orders for the sale of shares of the Funds."

Under the section titled "Transfer Agent":

-    The paragraph should be replaced in its entirety by the following;

     "BISYS Fund Services, Inc. serves as the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, BISYS Fund Services, Inc. processes purchases and redemptions of each Fund's shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account."

Under the section titled "Financial Statements":

-    The last sentence of the paragraph should be replaced by the following:

     "Copies of the Financial Statements may be obtained without charge by contacting The Kent Funds at P.O. Box 182201, Columbus, Ohio 43218-2201 or at 1-800-633-KENT(5368)."

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE